SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/___/
Pre-Effective Amendment No.	/__ /
Post-Effective No. 38	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/___/
Amendment No. 39	/ X /

(Check appropriate box or boxes)

JOHNSON MUTUAL FUNDS TRUST- File Nos. 33-52970 and 811-7254

3777 West Fork Road, Cincinnati, Ohio 45247

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 661-3100

Marc E. Figgins, 3777 West Fork Road, Cincinnati, Ohio 45247

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn, Thompson Hine, LLP

312 Walnut Street 14th Floor, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/_X_/ immediately upon filing pursuant to paragraph (b)

/___/ on (date) pursuant to paragraph (b)

/___/ 60 days after filing pursuant to paragraph (a)(1)

/___/on (date) pursuant to paragraph (a)(1)

/___/ 75 days after filing pursuant to paragraph (a)(2)

/___/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/___/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 21st day of May, 2013.

JOHNSON MUTUAL FUNDS TRUST

By:   /s/ TIMOTHY E. JOHNSON
        TIMOTHY E. JOHNSON
        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RONALD H. McSWAIN*	TRUSTEE	)
		)	*By: /s/ TIMOTHY E. JOHNSON
		)	TIMOTHY E. JOHNSON
		)	Attorney-In-Fact
KENNETH S. SHULL*	TRUSTEE	)	May 21, 2012
)
)
)
JAMES J. BERRENS*	TRUSTEE	)
)
)
)
JOHN R. GREEN*	TRUSTEE	)

     /s/  TIMOTHY E JOHNSON

TIMOTHY E JOHNSON

Trustee and President

     /s/  MARC E. FIGGINS

MARC E. FIGGINS

Treasurer, Principal Financial Officer and Principal Accounting Officer

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase